UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $67,701 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      793    17988 SH       Sole                    17988        0        0
AMGEN INC                      COM              031162100     5685    94390 SH       Sole                    94390        0        0
APACHE CORP                    COM              037411105     2174    23670 SH       Sole                    23670        0        0
BARRICK GOLD CORP              COM              067901108     5440   143535 SH       Sole                   143535        0        0
BEMIS INC                      COM              081437105     2140    82575 SH       Sole                    82575        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      201     8928 SH       Sole                     8928        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3278   115425 SH       Sole                   115425        0        0
CHINA FD INC                   COM              169373107      307    12709 SH       Sole                    12709        0        0
CONOCOPHILLIPS                 COM              20825c104     2365    52367 SH       Sole                    52367        0        0
COSAN LTD                      SHS A            g25343107       99    12500 SH       Sole                    12500        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1545    22952 SH       Sole                    22952        0        0
EL PASO CORP                   COM              28336L109      324    31395 SH       Sole                    31395        0        0
EXXON MOBIL CORP               COM              30231G102     1388    20231 SH       Sole                    20231        0        0
GENERAL ELECTRIC CO            COM              369604103      862    52490 SH       Sole                    52490        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      315     5500 SH       Sole                     5500        0        0
INTEL CORP                     COM              458140100      252    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      385     3220 SH       Sole                     3220        0        0
ISHARES INC                    MSCI JAPAN       464286848     1903   191450 SH       Sole                   191450        0        0
ISHARES INC                    MSCI HONG KONG   464286871      569    36680 SH       Sole                    36680        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2126   172555 SH       Sole                   172555        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     5820   107800 SH       Sole                   107800        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100      684    15100 SH       Sole                    15100        0        0
MEDTRONIC INC                  COM              585055106     1384    37605 SH       Sole                    37605        0        0
MERCK & CO INC                 COM              589331107     1790    56578 SH       Sole                    56578        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1260    60300 SH       Sole                    60300        0        0
NEWS CORP                      CL B             65248e203      354    25300 SH       Sole                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2546    59047 SH       Sole                    59047        0        0
PARKER DRILLING CO             COM              701081101       89    16275 SH       Sole                    16275        0        0
PFIZER INC                     COM              717081103     1038    62695 SH       Sole                    62695        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347r552      291    30000 SH       Sole                    30000        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      656    14000 SH       Sole                    14000        0        0
SCHERING PLOUGH CORP           COM              806605101     2210    78220 SH       Sole                    78220        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4117    76360 SH       Sole                    76360        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     5478   213800 SH       Sole                   213800        0        0
TECO ENERGY INC                COM              872375100     1507   107000 SH       Sole                   107000        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      299    11760 SH       Sole                    11760        0        0
TRANSCANADA CORP               COM              89353d107      388    12500 SH       Sole                    12500        0        0
TRINITY INDS INC               COM              896522109      255    14849 SH       Sole                    14849        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      640    25550 SH       Sole                    25550        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2876   148340 SH       Sole                   148340        0        0
WAL MART STORES INC            COM              931142103     1868    38056 SH       Sole                    38056        0        0